Group statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Profit/(loss) for the year	$ 376	$ 265	$ (260)
Items that may be subsequently reclassified to profit or loss:
Gains/(losses) on cash flow hedges, including related tax credit of $2m (2021: $7m charge, 2020: $4m credit)	35	(69)	3
Costs of hedging	3	2	(6)
Hedging (gains)/losses reclassified to financial expenses	(43)	96	(13)
Exchange gains/(losses) on retranslation of foreign operations, including related tax credit of $5m (2021: $4m charge, 2020: $4m credit)	181	18	(85)
Total items that may be subsequently reclassified to profit or loss	176	47	(101)
Items that will not be reclassified to profit or loss:
Gains/(losses) on equity instruments classified as fair value through other comprehensive income, including related tax credit of $2m (2021: $1m charge, 2020: $4m credit)	1	14	(43)
Re-measurement gains/(losses) on defined benefit plans, net of related tax charge of $6m (2021: $nil, 2020: $1m credit)	15	7	(7)
Tax related to pension contributions	0	1	1
Total items that will not be reclassified to profit or loss	16	22	(49)
Total other comprehensive income/(loss) for the year	192	69	(150)
Total comprehensive income/(loss) for the year	568	334	(410)
Attributable to:
Equity holders of the parent	568	335	(410)
Non-controlling interest	0	(1)
Total comprehensive income/(loss) for the year	$ 568	$ 334	$ (410)